UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2004
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      377,015
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP INC             COM            02209S103      917    15,000 SH       DEFINED                15,000      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,313    20,000 SH       DEFINED                20,000      0    0
AMGEN INC                    COM            031162100      770    12,000 SH       DEFINED                12,000      0    0
ANHEUSER BUSCH COS INC       COM            035229103      761    15,000 SH       DEFINED                15,000      0    0
AUTOZONE INC                 COM            053332102      913    10,000 SH       DEFINED                10,000      0    0
BECTON DICKINSON & CO        COM            075887109    1,136    20,000 SH       DEFINED                20,000      0    0
COCA COLA CO                 COM            191216100      750    18,000 SH       DEFINED                18,000      0    0
DARDEN RESTAURANTS INC       COM            237194105      555    20,000 SH       DEFINED                20,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      368     7,500 SH       DEFINED                 7,500      0    0
EATON CORP                   COM            278058102    1,447    20,000 SH       DEFINED                20,000      0    0
ELECTRONIC ARTS INC          COM            285512109      740    12,000 SH       DEFINED                12,000      0    0
EMERSON ELEC CO              COM            291011104      526     7,500 SH       DEFINED                 7,500      0    0
EXXON MOBIL CORP             COM            30231G102      513    10,000 SH       DEFINED                10,000      0    0
FAMILY DLR STORES INC        COM            307000109      781    25,000 SH       DEFINED                25,000      0    0
GENERAL MTRS CORP            COM            370442105      801    20,000 SH       DEFINED                20,000      0    0
GOODRICH CORP                COM            382388106      653    20,000 SH       DEFINED                20,000      0    0
HEINZ H J CO                 COM            423074103      780    20,000 SH       DEFINED                20,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101      986    10,000 SH       DEFINED                10,000      0    0
INTUIT                       COM            461202103      440    10,000 SH       DEFINED                10,000      0    0
JOHNSON & JOHNSON            COM            478160104      761    12,000 SH       DEFINED                12,000      0    0
JOHNSON CTLS INC             COM            478366107    1,269    20,000 SH       DEFINED                20,000      0    0
MANOR CARE INC NEW           COM            564055101    1,417    40,000 SH       DEFINED                40,000      0    0
MICROSOFT CORP               COM            594918104    1,069    40,000 SH       DEFINED                40,000      0    0
NOBLE CORPORATION            SHS            G65422100      995    20,000 SH       DEFINED                20,000      0    0
PFIZER INC                   COM            717081103      538    20,000 SH       DEFINED                20,000      0    0
PITNEY BOWES INC             COM            724479100      463    10,000 SH       DEFINED                10,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,102    20,000 SH       DEFINED                20,000      0    0
RAYTHEON CO                  COM NEW        755111507      777    20,000 SH       DEFINED                20,000      0    0
SPDR TR                      UNIT SER 1     78462F103  345,688 2,860,000 SH       SOLE                2,860,000      0    0
ST PAUL TRAVELERS INC        COM            792860108      741    20,000 SH       DEFINED                20,000      0    0
SUNGARD DATA SYS INC         COM            867363103      992    35,000 SH       DEFINED                35,000      0    0
US BANCORP DEL               COM            902973304      940    30,000 SH       DEFINED                30,000      0    0
V F CORP                     COM            918204108      554    10,000 SH       DEFINED                10,000      0    0
VERIZON COMMUNICATIONS       COM            92343V104      810    20,000 SH       DEFINED                20,000      0    0
WAL MART STORES INC          COM            931142103      634    12,000 SH       DEFINED                12,000      0    0
WASHINGTON MUT INC           COM            939322103      846    20,000 SH       DEFINED                20,000      0    0
WELLPOINT INC                COM            94973V107    1,150    10,000 SH       DEFINED                10,000      0    0
WELLS FARGO & CO NEW         COM            949746101    1,119    18,000 SH       DEFINED                18,000      0    0
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